Borrowings - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2022 JPY (¥)	Jul. 31, 2022 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)	Apr. 30, 2021 JPY (¥)	Apr. 30, 2023 USD ($)
Debt Instrument [Line Items]
Proceeds from issuance of long term debt	¥ 250,000	$ 1,838	¥ 250,000	$ 1,838	¥ 250,000	¥ 290,000
Long term debt borrowings aggregate installments [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			1,000,000				$ 7,353
Debt instrument, face amount			1,000,000				7,353
Long term debt borrowings per installment [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			¥ 250,000				$ 1,838
Maximum [Member]
Debt Instrument [Line Items]
Long term debt fixed interest rate			3.00%		3.00%		3.00%
Minimum [Member]
Debt Instrument [Line Items]
Long term debt fixed interest rate			1.70%		1.70%		1.70%